Net income / (expenses) on reinsurance held (Tables)	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Summary of net income / (expenses) on reinsurance held

	2024	2023	2022

Assumption changes that relate to (a reversal of) underlying onerous contracts	56	31	38

Experience adjustments that relate to (a reversal of) underlying onerous contracts	398	516	562

Release of the contractual service margin for services received	(14)	(26)	63

Release of risk adjustment for non-financial risk	(83)	(118)	(134)

Experience adjustments on current service	(36)	(217)	(280)

Changes in fulfilment cash flows relating to incurred claims	3	(2)	(12)

Loss on retrospective reinsurance (reinsurance purchased relating to incurred claims)	1	(17)	-

New contracts issued/acquired: loss on initial recognition of underlying contracts	-	12	31

Establishing of loss recovery component from onerous underlying contracts	-	7	8

Reversals of a loss-recovery component other than changes in the FCF of reinsurance contracts held	(1)	(3)	(2)

Contracts not measured under the PAA	325	181	274

Contracts measured under the PAA	-	1	1

Net income / (expenses) on reinsurance held	325	182	275